UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

         Mercury Funds, Inc.
         (Merrill Lynch International Fund) (formerly known as Mercury
           International Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed:

     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Merrill Lynch International Fund series of Mercury Funds, Inc. There are other series of Mercury Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933. Therefore, separate 24f-2 Forms will be filed for each series. This Form is being filed for all classes of shares of the Merrill Lynch International Fund.
--------------------------------------------------------------------------------

3.   Investment Company Act File Number: 811-08797

     Securities Act File Number:         333-56203

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed: May 31, 2004


4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):                $49,261,477


     (ii) Aggregate price of securities redeemed or repurchased
          during the fiscal year:                                    $82,190,962

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to
           reduce registration fees payable to the Commission:      $181,948,298


     (iv) Total available redemption credits [add
          Items 5(ii) and 5(iii)]:                                  $264,139,260


     (v)  Net sales - if Item 5(i)is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                               $0


     (vi) Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                     $214,877,783


     (vii) Multiplier for determining registration fee
            (See Instruction C.9):                                     x.0001267


    (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):                      = $0


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting
     an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in
     effect before October 11, 1997, then report the amount
     of securities (number of shares or other units)
     deducted here:                                                            0
                                                                         -------

     If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the
     end of the fiscal year for which this form is filed that
     are available for use by the issuer in future fiscal years,
     then state that number here:                                              0
                                                                         -------

--------------------------------------------------------------------------------

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year
     (see Instruction D):                                                  + $ 0
                                                                         -------
--------------------------------------------------------------------------------

8.   Total of the amount of the registration fee due plus
     any interest due
     [line 5(viii) plus line 7]: =                                           $ 0
                                                                         -------
--------------------------------------------------------------------------------

9.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository:                            N/A

       Method of Delivery:

          [ ] Wire Transfer

          [ ] Mail or other means

--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                      /s/ Donald C. Burke
                                               ---------------------------------
                                               Donald C. Burke
                                               Vice President and Treasurer

Date: August 24, 2004

* Please print the name and title of the signing officer below the signature.





                                       3